Right-of-use asset (Details) - 6 months ended Jun. 30, 2019 R in Millions, $ in Millions	USD ($)	ZAR (R)
Right-of-use asset
Right-of-use asset acquired on acquisition of subsidiaries		R 133.3
Amortisation		(47.2)
Transfers and other movements		(5.7)
Foreign currency translation		(0.1)
Carrying value at end of the period	$ 27.1	382.3
IFRS 16
Right-of-use asset
Carrying value at end of the period		R 302.0